Note 7 - Investment Securities Available for Sale - Gross Unrealized Losses and Fair Value (Details) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024 USD ($)
Number of securities	0
Mortgage-Backed Security, Issued by US Government-Sponsored Enterprise [Member] | Government National Mortgage Association (GNMA) [Member]
Number of securities		8
Fair value, less than twelve months		$ 376
Gross unrealized losses, less than twelve months		0
Fair value, twelve months or greater		718
Gross unrealized losses, twelve months or greater		(2)
Fair value		1,094
Gross unrealized losses		$ (2)